Interest-bearing Deposits - Scheduled maturities of time deposits (Details 1) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Banking and Thrift [Abstract]
2018	$ 40,447,326
2019	14,761,344
2020	6,302,009
2021	4,868,337
2022	5,268,763
Time deposits	$ 71,647,779	$ 80,186,536